SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2021
Supplemental Disclosure Of Cash Flow [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

14.         SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant Non-Cash Investing and Financing Activities

During the twelve months ended December 31, 2021, the Company:

a) issued 505,050 common shares, valued at $4,141,329, for the conversion of the Second Drawdown (Note 8);

b)    issued 401,875 common shares, valued at $4,111,181 related to previously committed shares for the acquisition of Genesis and GSI (Note 4);

c)    reallocated $364,976 from reserves for 40,000 RSUs that settled; and

d)    reallocated $216,086 from reserves for 200,832 stock options exercised.

During the seven months ended December 31, 2020, the Company:

a)    issued 1,258,992 common shares, valued at $5,736,480, for the partial conversion of the Loan Facility (Note 8);

b)    issued 899,201 common shares, valued at $4,964,152, for the acquisition of the Wharf GVR (Note 4);

c)    issued 467,730 common shares, valued at $3,786,452, for the acquisition of the Fosterville NSR (Note 4);

d)    issued 828,331 common shares, valued at $6,937,974, for the acquisition of the Higginsville PPR (Note 5);

e)    recognized $4,111,181 in reserves as committed shares not issued for the acquisition of Genesis and GSI (Note 4). The shares were issued in January 2021;

f)    reallocated $225,426 from reserves for 75,000 RSUs that settled;

g)    reallocated $96,254 from reserves for 88,875 stock options exercised; and

h)    reallocated $223,846 from reserves for 724,170 share purchase warrants exercised.

During the twelve months ended May 31, 2020, the Company:

a) issued 357,121 common shares, valued at $2,108,443, for the acquisition of IRC (Note 4);

b) issued 2,574 common shares, valued at $8,529, for the acquisition of the Alamos NSR (Note 4);

c) recognized $250,000 of accounts payable for the acquisition of NuevaUnión NSR (Note 4);

d) entered into an agreement to sell the Tower Mountain project for $115,013 (offset against pre-production royalty payable to the original owner) and a 2.0% NSR royalty interest on the property (Note 4);

e) issued 90,805 common shares, valued at $290,135, for RSUs that settled;

f) reallocated $696,214 from reserves for 565,603 stock options exercised; and

g) reallocated $503,121 from reserves for 959,698 share purchase warrants exercised.